Description of Business and Basis of Presentation (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Description of Business and Basis of Presentation [Line Items]
Incorporated date	Jul. 25, 2022
J-Long Trims Vietnam Co., LTD (“JLVN”) [Member]
Description of Business and Basis of Presentation [Line Items]
Owned subsidiary	51.00%